Financial risk management - Summary of Credit Risk (Detail) - Credit risk [member] - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Exposure to risk	R$ 12,239,196	R$ 11,332,067
Cash and cash equivalents [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	3,621,798	4,555,177
Trade receivables [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	1,588,192	1,322,420
Derivative financial instruments [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	2,548,857	1,162,213
Marketable securities [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	4,202,835	3,853,343
Receivables from related parties [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	135,070	199,814
Dividends [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	27,320	13,466
Restricted cash [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	R$ 115,124	R$ 225,634